First Trust Active Factor Small Cap ETF Expense Example, No Redemption - First Trust Active Factor Small Cap ETF - First Trust Active Factor Small Cap ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930